Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2024
Prospectus Date	rr_ProspectusDate	Dec. 09, 2024
GQG Partners International Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GQG Partners International Quality Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GQG Partners International Quality Value Fund (the “International Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 9, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities of non-U.S. companies, including those in emerging market countries, which the Adviser believes to be undervalued but have good prospects for capital appreciation. In addition, the Adviser considers a company’s historical dividend records and current prospects to pay a dividend going forward. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability. The Fund will generally hold securities of between 25 to 70 issuers.

The Fund will invest primarily in publicly traded common stocks but may also invest in preferred stocks, exchange-traded funds (“ETFs”), depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts

(“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

The Fund may also invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the applicable company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund may also invest in U.S. Treasury securities, and in ETFs that attempt to track the price movements of commodities, including gold. Treasuries are considered as alternatives to holding cash if at a given time the Adviser believes that treasuries offer better yields. Commodity ETFs are considered if the Adviser believes that they offer exposure that cannot be met with individual company securities or exposure to markets to which the Fund does not have direct access.

Under normal circumstances, the Fund invests in at least five countries and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; (iv) the company’s securities are traded principally outside of the U.S; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of a non-U.S. country (because, for example, the Adviser believes that the company’s growth is dependent on the country). The Fund may invest in equity securities of companies in both developed and emerging markets. The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). China A Shares are considered if they meet the same criteria for inclusion in the Fund’s portfolio as any other Fund investment. Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In managing the Fund’s investments, the Adviser seeks to buy companies that it believes are attractively priced with strong fundamental business characteristics and sustainable free cash flow and/or earnings. The Adviser focuses on equity securities that appear to be undervalued by various measures, but which the Adviser believes have good prospects for future earnings growth and capital appreciation. Such valuation measures and analyses include, without limitation, ratios such as price to earnings, price to book value, and price to cash flow which may be incorporated into an analysis of earnings, cash flows and/or discounted dividends to assess the merits of a potential investment. The relevance and application of any of these measures or analyses can vary based on a company’s particular characteristics. The Adviser typically pursues a “value style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of undervalued, quality, mature growing companies.

The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro-based criteria. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth potential, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the MSCI ACWI ex USA Value Index (“Index”) over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Index. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-362-8333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gqg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
9.37%	(8.00)%
12/31/2022	6/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/24 to 9/30/24 was 16.23%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the MSCI ACWI ex USA High Dividend Yield Index to the MSCI ACWI ex USA Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After taxreturns are shown for Institutional Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

GQG Partners International Quality Value Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

GQG Partners International Quality Value Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, extraordinary events outside the control of the Fund, including acts of God (e.g., flood, earthquake, hurricane or other natural disaster), acts of war, the impact of any epidemic or pandemic or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners International Quality Value Fund | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

GQG Partners International Quality Value Fund | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

GQG Partners International Quality Value Fund | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

GQG Partners International Quality Value Fund | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk – The Adviser’s value investment style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use different investing styles. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

GQG Partners International Quality Value Fund | Dividend-Paying Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

GQG Partners International Quality Value Fund | Sector and Industry Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

GQG Partners International Quality Value Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

GQG Partners International Quality Value Fund | Proprietary Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

GQG Partners International Quality Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

GQG Partners International Quality Value Fund | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

GQG Partners International Quality Value Fund | De-Globalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

GQG Partners International Quality Value Fund | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. In addition, prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

GQG Partners International Quality Value Fund | Stock Connect Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. The Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules and may only be sold or otherwise transferred through Stock Connect. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could change, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

GQG Partners International Quality Value Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

GQG Partners International Quality Value Fund | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GQG Partners International Quality Value Fund | Participation Notes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

GQG Partners International Quality Value Fund | Large Purchase and Redemption Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

GQG Partners International Quality Value Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners International Quality Value Fund | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

GQG Partners International Quality Value Fund | Preferred Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

GQG Partners International Quality Value Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

GQG Partners International Quality Value Fund | Investing in the United States Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the United States Risk – To the extent the Fund invests in issuers within the United States, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

GQG Partners International Quality Value Fund | U.S. Treasury Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

GQG Partners International Quality Value Fund | Commodities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Risk – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

GQG Partners International Quality Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
GQG Partners International Quality Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
GQG Partners International Quality Value Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQJPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,047
1 Year	rr_AverageAnnualReturnYear01	18.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQJIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 904
Annual Return 2022	rr_AnnualReturn2022	(10.50%)
Annual Return 2023	rr_AnnualReturn2023	18.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance for Institutional Shares from 1/1/24 to 9/30/24
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.00%)
1 Year	rr_AverageAnnualReturnYear01	18.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.98%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[3]
GQG Partners International Quality Value Fund | MSCI ACWI ex USA High Dividend Yield Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[3]
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Value Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners US Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GQG Partners US Quality Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GQG Partners US Quality Value Fund (the “US Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 9, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in instruments that are tied economically to the U.S. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund will generally hold securities of between 25 to 70 issuers.

The Fund will invest primarily in securities of U.S. companies but may also invest in the securities of foreign companies in developed markets, which the Adviser believes to be undervalued but have good prospects for capital appreciation. In addition, the Adviser considers a company’s historical dividend records and current prospects to pay a dividend going forward. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability.

The securities in which the Fund invests are primarily publicly traded common stocks, but the Fund may also invest in preferred stocks.

The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the U.S.; (iv) the company’s securities are traded principally in the U.S.; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of the U.S. (because, for example, the Adviser believes that the company’s growth is dependent on the U.S.).

Although the Fund will invest primarily in securities of U.S. issuers, the Fund may also invest in securities of non-U.S. issuers, and is expected to typically do so by purchasing depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may also invest in exchange-traded funds (“ETFs”) and U.S. Treasury securities. Treasuries are considered as alternatives to holding cash if at a given time the Adviser believes that treasuries offer better yields. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

In managing the Fund’s investments, the Adviser seeks to buy companies that it believes are attractively priced with strong fundamental business characteristics and sustainable free cash flow and/or earnings. The Adviser focuses on equity securities that appear to be undervalued by various measures, but which the Adviser believes have good prospects for future earnings growth and capital appreciation. Such valuation measures and analyses include, without limitation, ratios such as price to earnings, price to book value, and price to cash flow which may be incorporated into an analysis of earnings, cash flows and/or discounted dividends to assess the merits of a potential investment. The relevance and application of any of these measures or analyses can vary based on a company’s particular characteristics. The Adviser typically pursues a “value style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of undervalued, quality, mature growing companies.

The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the MSCI USA Value Index (“Index”) over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, if the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Index. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing howthe Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-362-8333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gqg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
14.43%	(9.48)%
12/31/2022	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/24 to 9/30/24 was 18.07%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 9, 2024, the Fund’s broad-based securities market index changed from the Russell 1000 Index to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe. Prior to August 1, 2024, the Fund’s broad-based securities market index was the MSCI USA High Dividend Yield Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirementaccounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

GQG Partners US Quality Value Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

GQG Partners US Quality Value Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, extraordinary events outside the control of the Fund, including acts of God (e.g., flood, earthquake, hurricane or other natural disaster), acts of war, the impact of any epidemic or pandemic or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners US Quality Value Fund | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

GQG Partners US Quality Value Fund | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

GQG Partners US Quality Value Fund | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk – The Adviser’s value investment style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use different investing styles. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

GQG Partners US Quality Value Fund | Dividend-Paying Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

GQG Partners US Quality Value Fund | Sector and Industry Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

GQG Partners US Quality Value Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

GQG Partners US Quality Value Fund | Proprietary Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

GQG Partners US Quality Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

GQG Partners US Quality Value Fund | De-Globalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely.

Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

GQG Partners US Quality Value Fund | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. In addition, prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

GQG Partners US Quality Value Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

GQG Partners US Quality Value Fund | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GQG Partners US Quality Value Fund | Large Purchase and Redemption Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

GQG Partners US Quality Value Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners US Quality Value Fund | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

GQG Partners US Quality Value Fund | Preferred Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

GQG Partners US Quality Value Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

GQG Partners US Quality Value Fund | Investing in the United States Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investing in the United States Risk – The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

GQG Partners US Quality Value Fund | U.S. Treasury Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

GQG Partners US Quality Value Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

GQG Partners US Quality Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
GQG Partners US Quality Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
GQG Partners US Quality Value Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQHPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 838
1 Year	rr_AverageAnnualReturnYear01	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQHIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	315
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 717
Annual Return 2022	rr_AnnualReturn2022	6.83%
Annual Return 2023	rr_AnnualReturn2023	4.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance for Institutional Shares from 1/1/24 to 9/30/24
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.48%)
1 Year	rr_AverageAnnualReturnYear01	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners US Quality Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[5]
GQG Partners US Quality Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[5]
GQG Partners US Quality Value Fund | MSCI USA High Dividend Yield Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[5]
GQG Partners US Quality Value Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners Global Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GQG Partners Global Quality Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GQG Partners Global Quality Value Fund (the “Global Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Shares and Institutional Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 9, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities of U.S. and non-U.S. companies, including those in emerging market countries, which the Adviser believes to be undervalued but have good prospects for capital appreciation. In addition, the Adviser considers a company’s historical dividend records and current prospects to pay a dividend going forward. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability. The Fund will generally hold securities of between 25 to 70 issuers.

The Fund will invest primarily in publicly traded common stocks but may also invest in preferred stocks, exchange-traded funds (“ETFs”) with economic characteristics similar to equity securities, depositary receipts (including unsponsored depositary receipts and American Depositary

Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Adviser would typically invest in an ETF rather than directly in underlying investments when the Adviser believes that doing so would provide more efficient exposure, liquidity or market access. The Adviser would also typically invest in depositary receipts when local trading in certain non-US. companies is restricted, for added liquidity or if there is a significant discount to the locally traded shares.

The Fund may also invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. IPOs are considered for purchase by the Fund if the Adviser believes that the applicable company meets the same criteria as any other Fund investment in terms of appreciation and income opportunities. The Fund may also invest in U.S. Treasury securities, and in ETFs that attempt to track the price movements of commodities, including gold. Treasuries are considered as alternatives to holding cash if treasuries offer better yields. Commodity ETFs are considered if the Adviser believes that they offer exposure that cannot be met with individual company securities or exposure to markets to which the Fund does not have direct access.

Under normal circumstances, the Fund invests in at least five countries, which may include the United States, and invests at least 40% of its total assets in securities of non-U.S. companies or, if conditions are not favorable, invests at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; (iv) the company’s securities are traded principally outside of the U.S; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of a non-U.S. country (because, for example, the Adviser believes that the company’s growth is dependent on the country). The Fund may invest in equity securities of companies in both developed and emerging markets. The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). China A Shares are considered if they meet the same criteria for inclusion in the Fund’s portfolio as any other Fund investment. Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In managing the Fund’s investments, the Adviser seeks to buy companies that it believes are attractively priced with strong fundamental business characteristics and sustainable free cash flow and/or earnings. The Adviser focuses on equity securities that appear to be undervalued by various measures, but which the Adviser believes have good prospects for future earnings growth and capital appreciation. Such valuation measures and analyses include, without limitation, ratios such as price to earnings, price to book value, and price to cash flow which may be incorporated into an analysis of earnings, cash flows and/or discounted dividends to assess the merits of a potential investment. The relevance and application of any of these measures or analyses can vary based on a company’s particular characteristics. The Adviser typically pursues a “value style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of undervalued, quality, mature growing companies.

The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro-based criteria. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. When making purchase and sale decisions between similarly priced investment opportunities with comparable fundamentals, the Adviser seeks to identify relatively higher quality companies with strong financial positions, capable management, higher barriers to entry, more opportunity for growth and more durable earnings growth potential, based on the Adviser’s analyses of a company’s financial statements, economic health, competitors and the markets that it serves. The Adviser seeks to outperform the MSCI ACWI Value Index (“Index”) over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Index. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.gqg.com or by calling toll-free to 866-362-8333.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-362-8333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gqg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER
14.31%	(7.98)%
12/31/2022	9/30/2022

The performance information shown above is based on a calendar year. The Fund’s performance for Institutional Shares from 1/1/24 to 9/30/24 was 14.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the MSCI ACWI High Dividend Yield Index to the MSCI ACWI Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After taxreturns are shown for Institutional Shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2023 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

GQG Partners Global Quality Value Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

GQG Partners Global Quality Value Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, extraordinary events outside the control of the Fund, including acts of God (e.g., flood, earthquake, hurricane or other natural disaster), acts of war, the impact of any epidemic or pandemic or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners Global Quality Value Fund | Foreign Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

GQG Partners Global Quality Value Fund | Emerging Markets Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

GQG Partners Global Quality Value Fund | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

GQG Partners Global Quality Value Fund | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk – The Adviser’s value investment style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use different investing styles. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

GQG Partners Global Quality Value Fund | Dividend-Paying Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Paying Investments Risk – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

GQG Partners Global Quality Value Fund | Sector and Industry Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Industry Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

GQG Partners Global Quality Value Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

GQG Partners Global Quality Value Fund | Proprietary Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Proprietary Model Risk – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

GQG Partners Global Quality Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

GQG Partners Global Quality Value Fund | Geographic Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. The Fund focuses its investments in the United States. As a result, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States and may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

GQG Partners Global Quality Value Fund | De-Globalization Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

De-Globalization Risk – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

GQG Partners Global Quality Value Fund | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. In addition, prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

GQG Partners Global Quality Value Fund | Stock Connect Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. The Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules and may only be sold or otherwise transferred through Stock Connect. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could change, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A Shares when Stock Connect is not trading.

GQG Partners Global Quality Value Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

GQG Partners Global Quality Value Fund | Small- and Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

GQG Partners Global Quality Value Fund | Participation Notes Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Participation Notes Risk – The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

GQG Partners Global Quality Value Fund | Large Purchase and Redemption Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

GQG Partners Global Quality Value Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

GQG Partners Global Quality Value Fund | IPO Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

GQG Partners Global Quality Value Fund | Preferred Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

GQG Partners Global Quality Value Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in

ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

GQG Partners Global Quality Value Fund | U.S. Treasury Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

GQG Partners Global Quality Value Fund | Commodities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Risk – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

GQG Partners Global Quality Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
GQG Partners Global Quality Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
GQG Partners Global Quality Value Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQFPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[6]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.14%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQFIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[6]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
Annual Return 2022	rr_AnnualReturn2022	(1.22%)
Annual Return 2023	rr_AnnualReturn2023	15.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance for Institutional Shares from 1/1/24 to 9/30/24
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.98%)
1 Year	rr_AverageAnnualReturnYear01	15.26%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
GQG Partners Global Quality Value Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[8]
GQG Partners Global Quality Value Fund | MSCI ACWI High Dividend Yield Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.32%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021	[8]
GQG Partners Global Quality Value Fund | MSCI ACWI Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021

[1]	Management Fees have been restated to reflect current fees.
[2]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.59% of the average daily net assets of each of the Fund’s share classes until December 9, 2025 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on December 9, 2025. Prior to December 5, 2024, the Fund’s contractual expense limit was 0.68% of the average daily net assets of the Fund.
[3]	Effective August 1, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the MSCI ACWI ex USA High Dividend Yield Index to the MSCI ACWI ex USA Index.
[4]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.49% of the average daily net assets of each of the Fund’s share classes until December 9, 2025 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on December 9, 2025.
[5]	Effective December 9, 2024, the Fund’s broad-based securities market index changed from the Russell 1000 Index to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe. Prior to August 1, 2024, the Fund’s broad-based securities market index was the MSCI USA High Dividend Yield Index.
[6]	Management Fees have been restated to reflect current fees.
[7]	GQG Partners LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.59% of the average daily net assets of each of the Fund’s share classes until December 9, 2025 (the “contractual expense limit”). In addition, the Adviser may recoup all or a portion of its fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment to the extent that Total Annual Fund Operating Expenses (not including excluded expenses) at the time of the recoupment are below the lower of (i) the contractual expense limit in effect at the time of the fee waiver and/or expense reimbursement and (ii) the contractual expense limit in effect at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on December 9, 2025. Prior to December 5, 2024, the Fund’s contractual expense limit was 0.68% of the average daily net assets of the Fund.
[8]	Effective August 1, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the MSCI ACWI High Dividend Yield Index to the MSCI ACWI Index.